Investments (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Short-term Investments at Amortized Cost and Fair Value
Short-term investments classification as of December 31, 2024 and 2025 were shown as below:

	As of December 31, 2024
	Cost or amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Trading gains	Trading losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Held-to-maturity debt investments	96,639	370	(97)	—	—	—	—	96,912
Available-for-sale debt investments	5,912	—	—	42	—	—	—	5,954
Trading debt investments	15	—	—	—	—	—	—	15

	As of December 31, 2025
	Cost or amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Trading gains	Trading losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Held-to-maturity debt investments	59,530	314	(274)	—	—	—	—	59,570	8,518
Available-for-sale debt investments	26,886	—	—	164	—	—	—	27,050	3,868
Trading debt investments	3,299	—	—	—	—	782	—	4,081	584

Summary of Fair Value of Available-For-Sale Debt Investments
Available-for-sale
debt investments
Available-for-sale debt investments as of December 31, 2024 and 2025 are shown as below:

	As of December 31, 2024
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Available-for-sale debt investments	6,819	629	(1,088)	6,360

	As of December 31, 2025
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Available-for-sale debt investments	3,734	153	(667)	3,220	460

Schedule of Equity Method Investments Excluding Trip
Financial information for the Group’s equity method investments excluding Trip are summarized as a group as follow:

	As of December 31, (i)
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Current assets	199,089	218,456	31,239
Non-current assets	18,844	16,741	2,394
Current liabilities	157,098	127,192	18,188
Non-current liabilities	7,692	56,743	8,114
Noncontrolling interests	1,654	1,721	246

	For the years ended December 31, (i)
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions)
Revenue	20,830	38,029	46,892	6,705
Gross profit	8,402	15,160	20,105	2,875
Income (loss) from operations	(767)	(2,403)	3,638	520
Net income (loss)	(1,196)	(3,061)	2,660	380
Net income (loss) attributable to the investees	(1,185)	(3,051)	2,600	372

(i)	The Group adopted a one-quarter lag in reporting for its share of equity earnings (losses) to a majority of equity method investees excluding Trip.

Summary of Estimated Fair Value of Available-For-Sale Debt Investments, Classified by the Contractual Maturity Date
The following table summarizes the estimated fair value of
available-for-sale
debt investments, classified by the contractual maturity date of the investments:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Due in 1 year	1,793	56	8
Due in 1 year through 5 years	870	1,776	254
Not due at a single maturity date	3,697	1,388	198

Total	6,360	3,220	460

Long Term Investments
Summary of Breakdown of Long-term Investments
The following table sets forth a breakdown of the categories of long-term investments held by the Group as of the dates indicated:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	8,586	10,774	1,541
Equity investments without readily determinable fair value using the NAV practical expedient	727	618	88
Equity investments without readily determinable fair value using the measurement alternative	4,150	5,725	819
Available-for-sale debt investments	6,360	3,220	460
Equity method investments	17,517	19,988	2,858
Investments accounted for at fair value	4,381	4,593	657

Total long-term investments	41,721	44,918	6,423

Schedule of the Carrying Amount of Equity Securities Without Readily Determinable Fair Values
The total carrying value of equity investments without readily determinable fair value using the measurement alternative as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Initial cost basis	9,083	10,063	1,439
Cumulative unrealized gains	1,193	1,443	206
Cumulative unrealized losses (including impairment)	(6,126)	(5,781)	(826)

Total carrying value	4,150	5,725	819

Trip.com Group, Ltd
Equity Method Investments
The following tables set forth the summarized financial information of Trip:

	As of December 31, (i)
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Current assets	114,598	125,413	17,934
Non-current assets	129,702	145,165	20,758
Current liabilities	80,437	84,479	12,080
Non-current liabilities	23,736	16,120	2,305
Noncontrolling interests	984	1,752	251

	For the years ended December 31, (i)
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions)
Revenue	39,212	50,875	59,755	8,545
Gross profit	31,902	41,515	48,233	6,897
Income from operations	8,887	14,073	15,540	2,222
Net income	10,740	16,378	31,304	4,476
Net income attributable to the investee	10,678	16,207	31,170	4,457

(i)	The Group adopted a one-quarter lag in reporting for its share of equity earnings (losses) to Trip.